THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
COMMON STOCKS (93.8%)
BASIC INDUSTRIES (7.2%)
CHEMICALS (4.3%)
Albemarle Corp.+.................................      229,900   $  4,454,312
Bush Boake Allen, Inc.+..........................       95,000      2,386,875
General Chemical Group, Inc......................      207,100        582,469
Geon Co..........................................      207,700      6,282,925
Georgia Gulf Corp................................      287,100      7,321,050
Minerals Technologies, Inc.......................       39,900      1,576,050
Wellman, Inc.....................................      305,000      4,860,937
                                                                 ------------
                                                                   27,464,618
                                                                 ------------
FOREST PRODUCTS & PAPER (1.5%)
Caraustar Industries, Inc........................      255,900      6,253,556
Universal Forest Products, Inc...................      208,700      3,208,762
                                                                 ------------
                                                                    9,462,318
                                                                 ------------

METALS & MINING (1.4%)
Commercial Metals Co.............................       55,300      1,769,600
Mueller Industries, Inc.+........................      157,300      5,662,800
Schnitzer Steel Industries, Inc., Class A........      106,600      2,012,075
                                                                 ------------
                                                                    9,444,475
                                                                 ------------
  TOTAL BASIC INDUSTRIES.........................                  46,371,411
                                                                 ------------

CONSUMER GOODS & SERVICES (13.8%)
AUTOMOTIVE (0.2%)
Sonic Automotive, Inc.+..........................      101,700        915,300
                                                                 ------------

BROADCASTING & PUBLISHING (2.8%)
Citadel Communications Corp.+....................       54,000      2,703,375
Entercom Communications Corp.+...................       75,900      4,340,531
Radio One, Inc.+.................................       20,900      1,320,619
Radio Unica Corp.+...............................       17,300        477,912
Spanish Broadcasting Systems, Inc., Class A+.....      109,600      3,479,800
TV Guide, Inc., Class A..........................       70,800      4,493,587
World Wrestling Federation Entertainment,
  Inc.+..........................................       58,000      1,167,250
                                                                 ------------
                                                                   17,983,074
                                                                 ------------
COMMERCIAL SERVICES (0.1%)
Official Payments Corp.+.........................       12,500        459,375
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

ENTERTAINMENT, LEISURE & MEDIA (3.4%)
American Classic Voyages Co.+....................       62,400   $  1,809,600
Anchor Gaming+...................................      117,300      6,458,831
Aztar Corp.+.....................................      141,200      1,509,075
Cinar Corp., Class B+............................      202,300      2,768,981
Flowers.com, Inc.+...............................       63,200        995,400
Insight Communications, Inc.+....................       90,500      2,239,875
Media Metrix, Inc.+..............................       50,500      1,868,500
Premier Parks, Inc.+.............................      102,500      2,562,500
Steiner Leisure Ltd.+............................       36,825        609,914
Travel Services International, Inc.+.............       60,900        609,000
Webstakes. com, Inc.+............................       61,600        546,700
                                                                 ------------
                                                                   21,978,376
                                                                 ------------

FOOD, BEVERAGES & TOBACCO (1.3%)
American Italian Pasta Co., Class A+.............       92,200      2,771,762
Beringer Wine Estates Holdings, Inc., Class B+...       52,500      2,185,312
Keebler Foods Co.+...............................      131,900      3,635,494
                                                                 ------------
                                                                    8,592,568
                                                                 ------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.6%)
Furniture Brands International, Inc.+............      116,700      2,275,650
Stanley Furniture Co., Inc.+.....................       86,200      1,713,225
                                                                 ------------
                                                                    3,988,875
                                                                 ------------

MACHINERY (0.3%)
Cnh Global NV(i).................................      156,400      2,140,725
                                                                 ------------

MANUFACTURING (0.2%)
Jore Corp.+......................................       43,700        524,400
Meade Instruments, Corp.+........................       26,200        795,825
                                                                 ------------
                                                                    1,320,225
                                                                 ------------

RESTAURANTS & HOTELS (1.1%)
Boca Resorts, Inc................................      158,800      1,389,500
Extended Stay America, Inc.+.....................      135,200      1,039,350
Papa John's International, Inc.+.................       94,200      3,382,369
Sun International Hotels Ltd.+(i)................       72,400      1,366,550
                                                                 ------------
                                                                    7,177,769
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
RETAIL (3.8%)
Alloy Online, Inc................................      110,400   $  2,139,000
AnnTaylor Stores Corp.+..........................      136,500      5,895,094
barnesandnoble.com, inc.+........................       37,600        714,400
Cost Plus, Inc...................................       47,300      1,750,100
eToys, Inc.+.....................................        8,400        526,050
Expedia, Inc.+...................................       19,100      1,017,075
Gerald Stevens, Inc.+............................      107,800      1,185,800
Lithia Motors, Inc., Class A+....................      100,500      1,903,219
School Specialty, Inc.+..........................      206,000      3,347,500
Stamps.com, Inc.+................................       42,400      3,336,350
Webvan Group, Inc.+..............................       13,500        333,281
Williams-Sonoma, Inc.+...........................       39,700      2,163,650
                                                                 ------------
                                                                   24,311,519
                                                                 ------------
  TOTAL CONSUMER GOODS & SERVICES................                  88,867,806
                                                                 ------------

ENERGY (4.9%)
ELECTRIC (0.9%)
Cleco Corp.......................................      169,200      5,520,150
                                                                 ------------
GAS EXPLORATION (1.1%)
Barrett Resources Corp.+.........................       23,000        610,937
Kinder Morgan, Inc...............................      135,600      2,754,375
Newfield Exploration Co.+........................      141,900      3,662,794
Spinnaker Exploration Co.+.......................       13,100        193,225
                                                                 ------------
                                                                    7,221,331
                                                                 ------------

OIL-PRODUCTION (0.9%)
Callon Petroleum Co.+............................      218,900      2,599,437
Devon Energy Corp................................       64,600      2,277,150
Unit Corp.+......................................      128,400        738,300
                                                                 ------------
                                                                    5,614,887
                                                                 ------------

OIL-SERVICES (2.0%)
Cooper Cameron Corp.+............................      163,400      7,005,775
ENSCO International, Inc.........................       63,700      1,277,981
National-Oilwell, Inc.+..........................      145,100      2,067,675
Smith International, Inc.+.......................       64,700      2,579,912
                                                                 ------------
                                                                   12,931,343
                                                                 ------------
  TOTAL ENERGY...................................                  31,287,711
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

FINANCE (13.4%)
BANKING (4.8%)
BancorpSouth, Inc................................       36,400   $    625,625
Bank United Corp., Class A.......................      158,000      5,628,750
Capital Crossing Bank+...........................       47,900        658,625
City National Corp...............................       86,400      3,115,800
Colonial BancGroup, Inc..........................      264,700      3,027,506
Commercial Federal Corp..........................      129,349      2,352,535
Community First Bankshares, Inc..................      152,500      2,773,594
Hamilton Bancorp, Inc.+..........................       95,000      1,828,750
National Commerce Bancorporation.................      187,800      4,741,950
Pacific Century Financial Corp...................       91,200      1,789,800
Republic Security Financial Corp.................      134,500      1,080,203
Sterling Bancshares, Inc.........................       12,900        165,281
Summit Bancshares, Inc...........................       33,900        669,525
Sun Bancorp, Inc.+...............................       88,050      1,012,575
Westamerica Bancorporation.......................       41,500      1,304,656
                                                                 ------------
                                                                   30,775,175
                                                                 ------------

FINANCIAL SERVICES (3.0%)
Allied Capital Corp..............................      156,900      3,177,225
American Home Mortgage Holdings, Inc.+...........       79,400        468,956
Creditrust Corp.+................................       63,700      1,114,750
Gabelli Asset Management, Inc., Class A+.........       98,900      1,718,387
Heller Financial, Inc............................      191,100      4,228,087
Intelligent Life Corp............................       31,800        139,125
Jones Intercable, Inc.+..........................       18,600      1,090,425
MicroFinancial, Inc..............................       46,200        522,637
Ocwen Financial Corp.+...........................      170,000      1,105,000
Rare Medium Group, Inc.+.........................       51,600      1,431,900
TD Waterhouse Group, Inc.+.......................      112,100      1,968,756
Web Street, Inc.+................................       49,200        747,225
Willis Lease Finance Corp.+......................      198,200      1,325,462
                                                                 ------------
                                                                   19,037,935
                                                                 ------------

INSURANCE (2.4%)
Annuity and Life Re (Holdings), Ltd.(i)+.........      159,300      4,540,050
E.W. Blanch Holdings, Inc........................       21,900      1,270,200
Fremont General Corp.............................      321,500      1,627,594
Miix Group, Inc..................................       23,700        322,912

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
INSURANCE (CONTINUED)
Quotesmith.com, Inc.+............................      167,400   $  1,694,925
RenaissanceRe Holdings Ltd.(i)...................      136,600      5,694,512
StanCorp Financial Group, Inc....................       24,300        671,287
                                                                 ------------
                                                                   15,821,480
                                                                 ------------

REAL ESTATE (0.2%)
Mission West Properties, Inc.....................      133,300      1,058,069
                                                                 ------------
REAL ESTATE INVESTMENT TRUSTS (3.0%)
Arden Realty, Inc................................      135,100      2,600,675
CenterPoint Properties Corp......................       54,900      1,907,775
Cousins Properties, Inc..........................      103,800      3,581,100
Manufactured Home Communities, Inc...............      105,500      2,499,031
Mills Corp.......................................       90,500      1,527,187
Post Properties, Inc.............................      147,500      5,623,437
The Macerich Co..................................       86,700      1,723,162
                                                                 ------------
                                                                   19,462,367
                                                                 ------------
  TOTAL FINANCE..................................                  86,155,026
                                                                 ------------

HEALTH CARE (10.2%)
BIOTECHNOLOGY (5.1%)
Affymetrix, Inc.+................................       49,500      4,851,000
BioCryst Pharmaceuticals, Inc.+..................       42,900      1,104,675
Human Genome Sciences, Inc.+.....................      118,300     13,249,600
IDEC Pharmaceuticals Corp.+......................       26,000      3,295,500
Millennium Pharmaceuticals, Inc.+................       54,000      5,256,562
SangStat Medical Corp.+..........................      168,700      3,974,994
Trimeris, Inc.+..................................       61,500      1,306,875
                                                                 ------------
                                                                   33,039,206
                                                                 ------------
HEALTH SERVICES (2.2%)
Allscripts, Inc.+................................      113,900      4,114,637
CareInsite, Inc.+................................       38,500      2,016,437
IDX Systems Corp.+...............................       55,700      1,180,144
MedQuist, Inc.+..................................      130,300      3,713,550
Oxford Health Plans, Inc.+.......................      164,600      2,412,419
Women First HealthCare, Inc.+....................       95,500        584,938
                                                                 ------------
                                                                   14,022,125
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

MEDICAL SUPPLIES (1.6%)
CONMED Corp.+....................................       35,300   $    891,325
Cyberonics Inc.+.................................       83,400      1,454,288
Cytyc Corp.+.....................................       14,100        615,113
I-STAT, Corp.+...................................      103,500      1,390,781
IDEXX Laboratories, Inc.+........................      114,800      2,123,800
MedImmune, Inc.+.................................       13,095      1,573,855
ResMed, Inc.+....................................       56,900      2,279,556
                                                                 ------------
                                                                   10,328,718
                                                                 ------------

PHARMACEUTICALS (1.3%)
ILEX Oncology, Inc.+.............................       34,300        595,963
Ligand Pharmaceuticals, Inc., Class B+...........      338,200      3,889,300
Triangle Pharmaceuticals, Inc.+..................       81,600      1,601,400
Vertex Pharmaceuticals, Inc.+....................       80,700      2,143,594
                                                                 ------------
                                                                    8,230,257
                                                                 ------------
  TOTAL HEALTH CARE..............................                  65,620,306
                                                                 ------------

INDUSTRIAL PRODUCTS & SERVICES (9.0%)
BUILDING MATERIALS (0.3%)
Elcor Corp.......................................       58,950      1,908,506
                                                                 ------------

BUSINESS & PUBLIC SERVICES (0.6%)
Modis Professional Services, Inc.+...............      148,000      1,581,750
Obie Media, Corp.+...............................       60,340        629,799
RoweCom, Inc.+...................................       38,400      1,617,600
                                                                 ------------
                                                                    3,829,149
                                                                 ------------

CAPITAL GOODS (0.8%)
IDEX Corp........................................       72,900      2,009,306
Shaw Group, Inc.+................................      127,500      2,661,563
                                                                 ------------
                                                                    4,670,869
                                                                 ------------

COMMERCIAL SERVICES (3.0%)
Central Parking Corp.............................      166,700      4,313,363
Checkfree Holdings Corp.+........................      120,900      7,941,619
Costar Group, Inc.+..............................       52,400      1,205,200
On Assignment, Inc.+.............................      111,000      3,114,938
Source Information Management Co+................      183,500      2,798,375
                                                                 ------------
                                                                   19,373,495
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
DIVERSIFIED MANUFACTURING (0.9%)
Buckeye Technologies, Inc.+......................      117,100   $  1,858,963
Gentek, Inc......................................      204,300      2,387,756
Symyx Technologies, Inc.+........................       50,200      1,731,900
                                                                 ------------
                                                                    5,978,619
                                                                 ------------

MACHINERY (0.6%)
Manitowoc Co., Inc...............................       39,400      1,201,700
Terex Corp.+.....................................      101,800      2,850,400
                                                                 ------------
                                                                    4,052,100
                                                                 ------------

MANUFACTURING (2.6%)
American National Can Group, Inc.................       94,500      1,222,594
AptarGroup, Inc..................................       54,000      1,464,750
Mettler-Toledo International, Inc.+..............      174,300      6,198,544
MKS Instruments, Inc.+...........................      124,300      3,091,963
Monaco Coach Corp.+..............................      116,700      2,509,050
National R.V. Holdings, Inc.+....................       94,900      1,767,513
Sycomore Networks, Inc.+.........................        2,400        532,800
                                                                 ------------
                                                                   16,787,214
                                                                 ------------

PACKAGING & CONTAINERS (0.2%)
Ivex Packaging Corp.+............................      142,400      1,504,100
                                                                 ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                  58,104,052
                                                                 ------------

TECHNOLOGY (25.4%)
AEROSPACE (0.8%)
L-3 Communications Holdings, Inc.+...............      112,800      4,653,000
                                                                 ------------

COMPUTER SOFTWARE (12.0%)
3DO Co.+.........................................      134,500      1,273,547
Accrue Software, Inc.+...........................       50,400      2,431,800
Agile Software, Corp.+...........................        8,500        905,781
Akamai Technologies, Inc.+.......................       15,900      3,768,300
Alteon Websystems, Inc.+.........................       10,000        965,000
Art Technology Group, Inc.+......................       42,600      2,705,100
Aspect Development, Inc.+........................       37,700      1,800,175
Deltathree.com, Inc.+............................       45,000      1,319,063
Digex, Inc. Del+.................................       28,500        954,750
Digital Impact, Inc.+............................       18,300        985,913
E. Piphany, Inc.+................................       11,500      1,948,531
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
COMPUTER SOFTWARE (CONTINUED)

Egain Communications, Corp.+.....................       29,200   $  1,226,400
Excalibur Technologies Corp.+....................      121,700      1,620,131
Exchange Applications, Inc.+.....................       40,900      2,484,675
Informatica Corp.+...............................       38,300      2,791,113
Informix Corp.+..................................      174,600      1,920,600
Interleaf, Inc.+.................................       37,000      1,357,438
Liberate Technologies, Inc.......................       18,700      2,386,588
Liquid Audio, Inc.+..............................       42,300      1,448,775
Looksmart, Ltd.+.................................      119,400      4,283,475
Mediaplex, Inc.+.................................       27,100        921,400
MicroStrategy, Inc...............................       79,100      9,689,750
National Information Consortium+.................       42,400      1,118,300
OpenTV Corp.+....................................       14,100      1,089,225
Packeteer, Inc.+.................................       55,600      2,884,250
Peregrine Systems, Inc...........................       29,200      2,044,000
Quintus Corp.+...................................        5,800        321,900
Rainmaker Systems, Inc.+.........................       37,800        845,775
Retek, Inc.+.....................................       38,600      2,617,563
Sanchez Computer Associates, Inc.................      101,400      3,979,950
Software.com, Inc.+..............................       25,200      2,445,975
Tumbleweed Communications Corp.+.................       64,100      2,499,900
Watchguard Technologies, Inc.+...................       87,700      2,159,613
Wind River Systems, Inc..........................      210,200      7,251,900
                                                                 ------------
                                                                   78,446,656
                                                                 ------------

COMPUTER SYSTEMS (0.9%)
Equant NV-NY Registered Shares(i)+...............       43,300      4,081,025
Internet Cap Group, Inc..........................          730        122,640
Redback Networks, Inc............................        4,500        629,719
SonicWALL, Inc.+.................................       14,800        505,975
                                                                 ------------
                                                                    5,339,359
                                                                 ------------

ELECTRONICS (0.3%)
Power-One, Inc.+.................................       82,300      1,954,625
                                                                 ------------

INFORMATION PROCESSING (5.1%)
24 / 7 Media, Inc.+..............................       88,300      4,481,225
Computer Horizons Corp.+.........................      183,100      2,574,844
Digital Island, Inc.+............................       46,200      2,159,850
Net Perceptions, Inc.+...........................       91,400      3,450,350

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
INFORMATION PROCESSING (CONTINUED)
Profit Recovery Group International, Inc.+.......       66,750   $  2,472,879
Proxicom, Inc.+..................................       37,800      2,608,200
Ticketmaster Online-CitySearch, Inc., Class B+...       57,100      1,620,213
Verio, Inc.+.....................................       78,900      2,835,469
Viant Corp.+.....................................       26,400      2,191,200
Visual Networks, Inc.+...........................       43,600      2,572,400
Webtrends Corp.+.................................       30,000      1,726,875
WorldGate Communications, Inc.+..................       98,100      3,194,381
Xoom.com, Inc.+..................................       14,700      1,117,200
                                                                 ------------
                                                                   33,005,086
                                                                 ------------

SEMICONDUCTORS (6.3%)
Act Manufacturing, Inc.+.........................       81,700      2,496,956
Applied Micro Circuits Corp......................       93,200      7,747,250
Applied Science and Technology, Inc.+............       53,500      1,263,938
ATMI, Inc.+......................................      142,000      4,322,125
C-Cube Microsystems, Inc.+.......................       38,800      1,736,906
Exar Corp.+......................................       93,900      4,565,888
Kopin Corp.+.....................................      100,000      6,500,000
Lam Research Corp.+..............................       47,600      3,694,950
Maker Communications, Inc.+......................       23,800        547,400
Rudolph Technologies, Inc.+......................       11,100        316,350
Sage, Inc.+......................................       14,500        362,500
SDL, Inc.+.......................................       33,000      5,370,750
Silicon Image, Inc.+.............................       34,700      1,492,100
                                                                 ------------
                                                                   40,417,113
                                                                 ------------
  TOTAL TECHNOLOGY...............................                 163,815,839
                                                                 ------------
TELECOMMUNICATIONS (7.3%)
TELECOMMUNICATION SERVICES (4.9%)
Aether Systems, Inc.+............................       12,900        980,400
Allegiance Telecom, Inc.+........................       79,400      5,865,675
American Mobile Satellite Corp.+.................      183,000      2,870,813
CapRock Communications Corp.+....................       57,800      1,408,875
Dycom Industries, Inc............................       27,300      1,098,825
E Tek Dynamics, Inc.+............................       42,000      3,150,000
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
TELECOMMUNICATION SERVICES (CONTINUED)

iBasis, Inc.+....................................       19,400   $    657,175
ITC DeltaCom, Inc.+..............................       72,800      1,997,450
Juniper Networks, Inc............................       15,600      4,323,150
Metasolv Software, Inc.+.........................       16,000        987,000
MIH Ltd.+........................................        9,900        532,125
Net2phone, Inc.+.................................       29,100      1,691,438
PNV.net, Inc.+...................................       84,700      1,323,438
SeaChange International, Inc.....................       80,200      2,025,050
TeleCorp PCS, Inc.+..............................       22,100        796,981
Williams Communication Group, Inc.+..............       41,700      1,243,181
Wink Communications, Inc.+.......................       20,200        878,700
                                                                 ------------
                                                                   31,830,276
                                                                 ------------

TELECOMMUNICATIONS-EQUIPMENT (2.4%)
Advanced Fibre Communications+...................      191,800      5,334,438
Clarent Corp.+...................................       46,400      3,770,000
Cobalt Networks, Inc.+...........................       13,000      2,194,563
Finisar Corp.+...................................       24,400      2,812,100
Virata Corp.+....................................        9,200        295,550
World Access, Inc.+..............................       56,800        862,650
                                                                 ------------
                                                                   15,269,301
                                                                 ------------
  TOTAL TELECOMMUNICATIONS.......................                  47,099,577
                                                                 ------------

TRANSPORTATION (1.4%)
RAILROADS (0.1%)
Wisconsin Central Transportation Corp.+..........       39,000        547,219
                                                                 ------------

TRANSPORT & SERVICES (0.8%)
C.H. Robinson Worldwide, Inc.....................      147,600      5,147,550
                                                                 ------------

TRUCK & FREIGHT CARRIERS (0.5%)
Werner Enterprises, Inc..........................      229,825      3,447,375
                                                                 ------------
  TOTAL TRANSPORTATION...........................                   9,142,144
                                                                 ------------

UTILITIES (1.2%)
NATURAL GAS (0.6%)
Atmos Energy Corp................................      161,800      3,610,163
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
WATER (0.6%)
E'Town Corp......................................       65,000   $  4,086,875
                                                                 ------------
  TOTAL UTILITIES................................                   7,697,038
                                                                 ------------
  TOTAL COMMON STOCKS (COST $455,133,375)........                 604,160,910
                                                                 ------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
CONVERTIBLE BONDS (0.3%)
HEALTH CARE (0.3%)
Altrenative Living Services, Inc., 5.25% due
  12/15/02 (cost $1,973,234).....................  $ 2,665,100      1,882,946
                                                                 ------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT         VALUE
-------------------------------------------------  ------------  -------------
SHORT-TERM INVESTMENTS (7.1%)
OTHER INVESTMENT COMPANIES (7.1%)
J.P. Morgan Institutional Prime Money Market Fund
  (cost $45,481,832).............................  $45,481,832   $ 45,481,832
                                                                 ------------
TOTAL INVESTMENTS (COST
  $502,588,441) (101.2%).......................................   651,525,688
LIABILITIES IN EXCESS OF OTHER
  ASSETS (-1.2%)...............................................    (7,596,175)
                                                                 ------------
NET ASSETS (100.0%)............................................  $643,929,513
                                                                 ============

------------------------------
Note: Based on the cost of investments of $510,038,187 federal income tax purposes at November 30, 1999, the aggregate gross unrealized appreciation and depreciation was $172,869,477 and $31,381,976, respectively, resulting in net unrealized appreciation of $141,487,501.

+ Non-income producing security.

(i) Foreign security.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $502,588,441 )          $651,525,688
Receivable for Investments Sold                       8,198,646
Interest Receivable                                     323,248
Dividends Receivable                                    255,030
Prepaid Trustees' Fees                                    3,242
Prepaid Expenses and Other Assets                        12,450
                                                   ------------
    Total Assets                                    660,318,304
                                                   ------------
LIABILITIES
Payable to Custodian                                    505,916
Payable for Investments Purchased                    15,500,908
Advisory Fee Payable                                    306,410
Custody Fee Payable                                      26,349
Administrative Services Fee Payable                      12,741
Administration Fee Payable                                  538
Accrued Expenses                                         35,929
                                                   ------------
    Total Liabilities                                16,388,791
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $643,929,513
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income                                                 $  2,108,221
Interest Income                                                    1,331,175
                                                                ------------
    Investment Income                                              3,439,396
EXPENSES
Advisory Fee                                       $ 1,677,213
Custodian Fees and Expenses                             95,576
Administrative Services Fee                             71,418
Professional Fees and Expenses                          21,184
Fund Services Fee                                        4,933
Printing Expenses                                        4,333
Administration Fee                                       3,275
Trustees' Fees and Expenses                              1,581
Insurance Expense                                          997
Miscellaneous                                              176
                                                   -----------
TOTAL EXPENSES                                                     1,880,686
                                                                ------------
NET INVESTMENT INCOME                                              1,558,710
NET REALIZED GAIN ON INVESTMENTS                                  44,708,908
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     96,447,865
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $142,715,483
                                                                ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   NOVEMBER 30, 1999    YEAR ENDED
                                                      (UNAUDITED)      MAY 31, 1999
                                                   -----------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      1,558,710   $   3,782,136
Net Realized Gain (Loss) on Investments                  44,708,908     (62,700,742)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                          96,447,865     (25,375,283)
                                                   ----------------   -------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         142,715,483     (84,293,889)
                                                   ----------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            88,338,329     289,628,106
Withdrawals                                            (118,991,284)   (355,231,710)
                                                   ----------------   -------------
    Net Decrease from Investors' Transactions           (30,652,955)    (65,603,604)
                                                   ----------------   -------------
    Total Increase (Decrease) in Net Assets             112,062,528    (149,897,493)
NET ASSETS
Beginning of Period                                     531,866,985     681,764,478
                                                   ----------------   -------------
End of Period                                      $    643,929,513   $ 531,866,985
                                                   ================   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          FOR THE       FOR THE FISCAL YEAR ENDED
                                                     SIX MONTHS ENDED            MAY 31,
                                                     NOVEMBER 30, 1999  --------------------------
                                                        (UNAUDITED)     1999   1998   1997   1996
                                                     -----------------  -----  -----  -----  -----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                             0.67%(a)     0.68%  0.68%  0.68%  0.67%
  Net Investment Income                                    0.55%(a)     0.67%  0.68%  0.92%  1.33%
Portfolio Turnover                                           49%         104%    96%    98%    93%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30,1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993. The portfolio's investment objective is to provide a high total return from a portfolio of small company stocks. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio's custodian or designated sub custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30,1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. Effective October 1, 1998 the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc.("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement remained the same. For the six months ended November 30, 1999, such fees amounted to $1,677,213.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended November 30, 1999, J.P. Morgan has agreed to reimburse the portfolio $14,558 under this agreement.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1999, the fee for these services amounted to $3,275.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1999, the fee for these services amounted to $71,418.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30,1999
--------------------------------------------------------------------------------
      the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $4,933 for the six months ended November 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the portfolio, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,100.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1999 were as follows:

  COST OF         PROCEEDS
  PURCHASES      FROM SALES
  ---------     ------------
  $281,342,280  $333,769,413

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.